Disposal group held for sale (Narrative) (Detail)	Dec. 31, 2018 CNY (¥)
Disclosure of disposal group held for sale [line items]
Cumulative income or expenses included in other comprehensive income relating to the disposal group	¥ 0
Laizhou Wind Power [member] | Shandong Power [member]
Disclosure of disposal group held for sale [line items]
Equity interests entitled to request others to repurchase	80.00%
Equity interests intended to sell	80.00%